OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6 — OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Deferred VAT	3,134,708	2,431,342	891,875
Prepayments	297,319	167,165	372,638
Other	135,302	11,429	4,754
Total	3,567,329	2,609,936	1,269,267